                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spears Grisanti & Brown LLC
Address: 45 Rockefeller Plaza
         17th Floor
         New York, New York 10111

Form 13F File Number: 28-05455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christopher C. Grisanti
Title:   Principal
Phone:   (212) 218-5300

Signature, Place, and Date of Signing:


/s/ Christopher C. Grisanti   New York, New York   August 9, 2004
---------------------------   [City, State]        [Date]
[Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 104

Form 13F Information Table Value Total: $1,204,813
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           Spears Grisanti & Brown LLC
                           Form 13F Information Table
                       For the quarter ended June 30, 2004

           COLUMN 1             COLUMN 2   COLUMN 3   COLUMN 4   COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
------------------------------  --------  ---------  ---------  ---------        ----------  --------  -----------------------
                                                                                                           VOTING AUTHORITY
                                TITLE OF               VALUE               PUT/  INVESTMENT    OTHER   -----------------------
         NAME OF ISSUER           CLASS     CUSIP     (X$1000)     SHRS    CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
------------------------------  --------  ---------  ---------  ---------  ----  ----------  --------  ---------  ------  ----
3M COMPANY                      com       88579y101        290       3220        Sole                       3220
ABBOTT LABORATORIES             com       002824100        774      18985        Sole                      18985
ACE LTD                         com       G0070K103      67736    1602089        Sole                    1602089
ALCIDE CORP                     com       013742507        447      21579        Sole                      21579
ALCOA INC                       com       013817101        793      24000        Sole                      24000
ALTRIA GROUP, INC               com       02209S103      12360     246952        Sole                     246952
AMERICAN EXPRESS CO             com       025816109        575      11200        Sole                      11200
AMERICAN INTL GROUP INC         com       026874107       8092     113521        Sole                     113521
AMERICAN TOWER CORP- CL A       com       029912201        220      14500        Sole                      14500
AMGEN INC                       com       031162100       6612     121170        Sole                     121170
AMSOUTH BANCORPORATION          com       032165102        738      28968        Sole                      28968
ANHEUSER-BUSCH CO. INC          com       035229103        659      12200        Sole                      12200
ANNALY MORTGAGE MGMT            com       035710409       1326      78200        Sole                      78200
ANTHEM INC COM                  com       03674b104        251       2800        Sole                       2800
ARCHSTONE-SMITH TRUST           com       039583109       1830      62395        Sole                      62395
AUTOMATIC DATA PROCESSING CO    com       053015103        457      10905        Sole                      10905
AVALONBAY COMMUNITIES INC       com       053484101       1328      23500        Sole                      23500
AVATAR HOLDINGS INC             com       053494100       2489      59829        Sole                      59829
BANK OF AMERICA CORP            com       060505104        626       7399        Sole                       7399
BANK OF NEW YORK INC            com       064057102       2916      98916        Sole                      98916
BERKSHIRE HATHAWAY CLASS A      com       084670108      20903        235        Sole                        235
BERKSHIRE HATHAWAY CLASS B      com       084670207       3815       1291        Sole                       1291
BIOGEN IDEC INC                 com       09062x103        495       7820        Sole                       7820
BP AMOCO PLC SPONS ADR          com       055622104       1873      34964        Sole                      34964
BURLINGTON NORTHRN SANTA FE CO  com       12189T104      41857    1193530        Sole                    1193530
CHEVRONTEXACO CORP COM          com       166764100      40416     429450        Sole                     429450
CHUBB CORP                      com       171232101      10789     158250        Sole                     158250
CIMAREX ENERGY CO               com       171798101       6477     214250        Sole                     214250
CITIGROUP INC                   com       172967101        297       6379        Sole                       6379
COCA COLA CO                    com       191216100        610      12091        Sole                      12091
COMCAST CORP CL A               com       20030n101      56892    2024611        Sole                    2024611
CONOCOPHILLIPS                  com       20825c104      19979     261877        Sole                     261877
CONSOL ENERGY INC               com       20854p109      17168     476890        Sole                     476890
COUSINS PROPERTIES              com       222795106        998      30300        Sole                      30300
COX COMMUNICATIONS INC CL A     com       224044107      34962    1258093        Sole                    1258093
CROWN HOLDINGS INC              com       228368106        330      33050        Sole                      33050
CURAGEN CORP                    com       23126r101      22064    3671247        Sole                    3671247
CVS CORP                        com       126650100      34351     817485        Sole                     817485
DIAMOND OFFSHORE DRILLING       com       25271c102      29269    1228250        Sole                    1228250
DOMINION RESOURCES INC VA       com       25746U109        267       4240        Sole                       4240
DU PONT E I DE NEMOURS & CO     com       263534109        243       5472        Sole                       5472
ENCANA CORP                     com       292505104      55124    1277196        Sole                    1277196
EQUITY RESIDENTIAL              com       29476L107       5850     196764        Sole                     196764
EXXON MOBIL CORPORATION         com       30231G102       1484      33422        Sole                      33422
FAUQUIER BANKSHARES COM         com       312059108        383      18000        Sole                      18000
FEDERAL NATL MORTGAGE ASSN      com       313586109      52035     729190        Sole                     729190
FIRST DATA CORP                 com       319963104        565      12700        Sole                      12700
FOSTER (LB) CO - CL A           com       350060109        136      17000        Sole                      17000
FREDDIE MAC                     com       313400301      21283     336217        Sole                     336217
GANNETT CO                      com       364730101       4065      47904        Sole                      47904
GENERAL ELECTRIC CO             com       369604103       2008      61984        Sole                      61984
GLAXOSMITHKLINE PLC-ADR         com       37733W105       3570      86113        Sole                      86113
GOLDCORP INC                    com       380956409       3286     281600        Sole                     281600
HANOVER COMPRESSOR CO           com       410768105        161      13500        Sole                      13500
HEWLETT-PACKARD CO              com       428236103      49033    2323854        Sole                    2323854
HOME DEPOT INC                  com       437076102        481      13655        Sole                      13655
HONEYWELL INTERNATIONAL INC.    com       438516106       7670  209393.65        Sole                  209393.65
HSBC HLDGS PLC SPON ADR NEW     ADR       404280406        393       5243        Sole                       5243
HUGOTON ROYALTY TRUST           com       444717102        229      10000        Sole                      10000
INTEL CORP                      com       458140100       1583      57372        Sole                      57372
INTL BUSINESS MACHINES CORP     com       459200101        957      10855        Sole                      10855
JOHNSON & JOHNSON               com       478160104      43951     789062        Sole                     789062
JPMORGAN CHASE & CO             com       46625H100       4276     110281        Sole                     110281
KEYCORP NEW                     com       493267108       6585     220315        Sole                     220315
KINROSS GOLD CORP               com       496902206       5856    1053300        Sole                    1053300
LABORATORY CRP OF AMER HLDGS    com       50540r409      45693    1150953        Sole                    1150953
LILLY ELI & CO.                 com       532457108      14439     206539        Sole                     206539
MARKEL CORP                     com       570535104        722       2603        Sole                       2603
MASSEY ENERGY GROUP             com       576206106        841      29800        Sole                      29800
MATTEL INC                      com       577081102      27539    1509000        Sole                    1509000
MBNA CORP                       com       55262L100      61129    2370257        Sole                    2370257
MERCK & CO INC                  com       589331107       2693      56687        Sole                      56687
MICROSOFT CORP                  com       594918104      16280     570018        Sole                     570018
MITSUBISHI TOKYO FINAN-ADR      com       606816106      16560    1767350        Sole                    1767350
NAVISTAR INTL                   com       63934E108        386       9950        Sole                       9950
NESTLE SA SPONSORED ADR REPSTG  com       641069406        533       8000        Sole                       8000
NEWMONT MINING CORP COM         com       651639106        290       7475        Sole                       7475
OXFORD HEALTH PLANS INC         com       691471106      13699     248900        Sole                     248900
PACIFIC RIM MINING CORP         com       694915208        101     150000        Sole                     150000
PEPSICO INC                     com       713448108        350       6500        Sole                       6500
PFIZER INC                      com       717081103      16422     479042        Sole                     479042
PROCTER & GAMBLE CO             com       742718109        718      13180        Sole                      13180
PULTE HOMES INC COM             com       745867101      21735     417732        Sole                     417732
RENAISSANCERE HOLDINGS LTD      com       G7496G103      10037     186036        Sole                     186036
SAFECO CORP                     com       786429100      30182     685944        Sole                     685944
SARA LEE CORP                   com       803111103        294      12800        Sole                      12800
ST PAUL TRAVELERS COS INC/TH    com       792860108      41685    1028246        Sole                    1028246
STRYKER CORP                    com       863667101       1307      23760        Sole                      23760
SUMMIT PROPERTIES INC           com       866239106        338      13200        Sole                      13200
SUNTRUST BANKS INC              com       867914103        455       7000        Sole                       7000
SYSCO CORP                      com       871829107        393      10953        Sole                      10953
TIME WARNER INC                 com       887317105        378      21522        Sole                      21522
TRANSOCEAN SEDCO FOREX ORD      com       G90078109      43510    1503454        Sole                    1503454
UNITEDHEALTH GROUP INC          com       91324P102      42297     679472        Sole                     679472
UNITEDHEALTH GROUP INC-Restric  com       910581108        498       8000        Sole                       8000
VASOGEN OLD                     com       92232f103         97      20000        Sole                      20000
VERIZON COMMUNICATIONS          com       92343V104        450      12430        Sole                      12430
WACHOVIA CORPORATION            com       929903102       1020      22919        Sole                      22919
WALT DISNEY CO.                 com       254687106      28161    1104805        Sole                    1104805
WASHINGTON MUTUAL INC           com       939322103        228       5900        Sole                       5900
WASHINGTON POST CO CL B         com       939640108       1395       1500        Sole                       1500
WELLS FARGO & CO                com       949746101        472       8250        Sole                       8250
WESTMORELAND COAL CO            com       960878106        473      24300        Sole                      24300
WYETH                           com       983024100      35475     981050        Sole                     981050
Report Summary                                       1,204,813